(Citicorp Life Insurance Comapny Letterhead)

September 24, 1999




VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:	Citicorp Life Insurance Company
	Citicorp Life Variable Annuity Separate Account
	File No. 333-71379

Dear Commissioners:

On behalf of Citicorp Life Insurance Company (the "Company") and Citicorp Life Variable Annuity Separate Account (the "Account"), we are transmitting for filing under Rule 497(e) of the Securities Act of 1933, a supplement to the form of Prospectus dated May 1, 1999, used after the effective date of the registration statement on Form N-4 for the CitiElite product, offered by the Company through the Account. This supplement corrects and supersedes the supplement submitted via EDGARLINK September 1, 1999, accession number 0000929146-99-000005.

If you have any questions, please contact the undersigned at (302) 672-5033.

Sincerely,

/s/Eric S. Miller

Eric S. Miller

SUPPLEMENT DATED SEPTEMBER 24, 1999 TO PROSPECTUS DATED MAY 1, 1999

CitiElite Variable Annuity

The following information supplements the Prospectus dated May 1, 1999 for the Citicorp Life Variable Annuity Separate Account. Keep this supplement with the CitiElite Annuity Prospectus for future reference.

Additional funding options are available under the CitiElite Contract. They are listed below, along with their investment objectives, investment advisers and any subadvisers. Tables reflecting the funding option expenses as well as examples of total contract expenses, assuming investment in these funding options, are also provided. For additional information regarding each funding option, please refer to the applicable portfolio prospectuses, which must accompany the CitiElite Variable Annuity prospectus.

Funding Option           Investment Objective           Investment Adviser/
                                                              Subadviser
Smith Barney Concert
Investment Series
 Select Emerging Growth
  Portfolio              Seeks capital appreciation by  SSBC Fund Management,
                         investing primarily in the     Inc.   ("SSBC")
                         common stocks of small and
                         medium sized companies,
                         having market capitalization
                         in the lowest 25% of all
                         publicly traded U.S.
                         companies.

 Select Mid Cap
  Portfolio              Seeks long-term growth of      SSBC
                         capital by investing at least
                         65% of its of assets in the
                         equity securities of companies
                         having market capitalization
                         within the range of the
                         companies included in the
                         Standard and Poors MidCap
                         400 Index at the time of
                         investment.

 Select Growth Portfolio Seeks capital appreciation by  SSBC investing primarily in U.S.
                         common stocks and other
                         equity securities, typically of
                         established companies with
                         large market capitalization.

 Select Growth and
  Income Portfolio       Seeks both growth and income   SSBC
                         by investing principally in
                         equity securities which
                         provide dividend and interest
                         income but may invest in
                         non-income producing
                         investments for potential
                         appreciation in value.

 Select Government
  Portfolio              Seeks high current return      SSBC
                         consistent with the
                         preservation of capital by
                         investing primarily in debt
                         instruments issued or
                         guaranteed by the U.S.
                         government, its agencies or
                         instrumentalities.

Greenwich Street Series
Fund
 Equity Index Portfolio
  Class II               Seeks results that, before     Travelers Investment
                         expenses, correspond to the    Management Company
                         price and yield performance      ("TIMCO")
                         of the S & P 500 Index by
                         investing in substantially all
                         of the stocks in the S & P
                         500 Index, with comparable
                         economic sector weightings,
                         market capitalization and
                         liquidity.

Funding Option Expenses
	(as a percentage of daily net assets of the funding option)

Portfolio	     		     Management	 12b-1 Fees	  Other Expenses   Total Annual
		                     	Fees				                  (after	       	Operating
						                                         	reimbursement)   	Expenses
									                                                         	(after
									                                                     	reimbursement)

Smith Barney Concert
Investment Series1
Select Emerging
 Growth Portfolio     0.75%	      ---		        0.25%			        1.00%
Select Mid Cap
 Portfolio            0.75%	     	---		        0.20%			        0.95%
Select Growth
 Portfolio            0.75%		     ---		        0.20%			        0.95%
Select Growth and
   Income Portfolio   0.75%       ---          0.20%           0.95%
Select Government
   Portfolio          0.60%       ---          0.20%           0.80%

Greenwich Street
Series Fund
Equity Index
 Portfolio Class II2  0.21%       0.25%		      0.09%			        0.55%


1. The Smith Barney Concert Investment Series commenced operations during the current fiscal year and therefore, Other Expenses for these Portfolios are estimates and not based on past performance.
2. Other Expenses for the Equity Index Portfolio Class II have been restated to reflect the current reimbursement arrangement whereby the adviser has agreed to reimburse the Portfolio for the amount by which such expenses exceed 0.30%. Without such arrangement, Total Annual Operating Expenses would have been 0.423%. In addition, the Portfolio Management Fee includes 0.06% for fund administration.

Examples
Assuming a 5% annual return, a $1,000 investment would be subject to the following expenses:

			         	If Contract is surrendered at	    If Contract is NOT surrendered
				             end of period shown		           or is annuitized at end of
                                                      period shown
         				1 year	3 years	5 years	10 years	  1 year	3 years	5 years	10 years
Smith Barney
Concert
Investment
Series
 Select      $95    $148    $183    $284       $25    $78     $133    $284
 Emerging
 Growth
 Portfolio
Select Mid    95	    146	    181	    279	       25	    76	     131	    279
 Cap
 Portfolio
Select Growth 95	    146	    181  	  279	       25	    76	     131	    279
 Portfolio
Select Growth 95	    146	    181	    279	       25	    76	     131	    279
 and Income
	Portfolio
Select    		  93	    142	    173	    263	       23	    72	     123	    263
 Government
 Portfolio

Greenwich
Street
Series Fund
Equity Index 	91	    134	    160  	  237	       21  	  64   	  110	    237
 Portfolio
 Class II

The Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
This example reflects the $30 annual contract administration charge as an annual charge of .030%.